JPMORGAN TRUST I

522 Fifth Avenue

New York, N.Y. 10036

December 19, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: JPMorgan Trust I (“Trust”) on behalf of:
JPMorgan Prime Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Federal Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund (“Funds”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and except as described below, please accept this letter as certification that the Prospectuses for the Funds do not differ from those contained in Post-Effective Amendment No. 23 (Amendment No. 24 under the 1940 Act) to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 2, 2005.

With respect to the JPMorgan Tax Free Money Market Fund, however, we are filing today pursuant to Rule 497(c) under the Securities Act of 1933, one additional version of the prospectus for the Premier Shares covering updated language only for that fund because we utilize two different versions of the prospectus for that fund.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin, Esq. Assistant Secretary